Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of assets pledged

Financial assets pledged as collateral
		2018	2017
	Footnotes	$m	$m
Treasury bills and other eligible securities		11,470	10,183
Loans and advances to banks	1	151	14,518
Loans and advances to customers	1	51,659	68,336
Debt securities		95,210	96,245
Equity securities		22,510	33,209
Other	1	34,028	2,743
Assets pledged at 31 Dec	2	215,028	225,234

1 Settlement accounts, cash collateral and margin receivables included within 'Loans and advances to banks' and 'Loans and advances to customers' were reclassified from ‘Trading assets’ to ‘Other assets’ on 1 January 2018. Comparative data has not been restated.
2 Information regarding the effects of adoption of IFRS 9 can be found in Note 37.

Disclosure of financial assets pledged as collateral which the counterparty has the right to sell or repledge

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2018	2017
	$m	$m
Trading assets	76,121	70,117
Financial investments	15,741	13,581
At 31 Dec	91,862	83,698

Disclosure of transferred financial assets not qualifying for full derecognition and associated financial liabilities

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:		Fair value of:
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	$m	$m	$m	$m	$m
At 31 Dec 2018
Repurchase agreements	62,216	60,361
Securities lending agreements	32,486	2,426
Other sales (recourse to transferred assets only)	2,647	2,647	2,625	2,630	(5)

At 31 Dec 2017
Repurchase agreements	55,510	52,093
Securities lending agreements	33,878	3,324
Other sales (recourse to transferred assets only)	2,387	2,388	2,377	2,378	(1)